Consolidated Statements of Earnings (Loss) - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenues	$ 2,721	$ 2,101	$ 2,347
Fuel and purchased power	1,054	805	881
Carbon compliance	178	163	205
Gross margin	1,489	1,133	1,261
Operations, maintenance, and administration	511	472	475
Depreciation and amortization	529	654	590
Asset impairment charge	648	84	25
Gain on termination of Keephills 3 coal rights contract	0	0	(88)
Taxes, other than income taxes	32	33	29
Termination of Sundance B and C PPAs	0	0	(56)
Net other operating loss (income)	8	(11)	(49)
Operating income (loss)	(239)	(99)	335
Equity income	9	1	0
Finance lease income	25	7	6
Net interest expense	(245)	(238)	(179)
Foreign exchange gain (loss)	16	17	(15)
Gain on sale of assets and other (Note 4 and 18)	54	9	46
Earnings (loss) before income taxes	(380)	(303)	193
Income tax expense (recovery)	45	(50)	17
Net earnings (loss)	(425)	(253)	176
Net earnings (loss) attributable to:
TransAlta shareholders	(537)	(287)	82
Non-controlling interests (Note 12)	112	34	94
Net earnings (loss)	(425)	(253)	176
Preferred share dividends (Note 25)	39	49	30
Net earnings (loss) attributable to common shareholders	$ (576)	$ (336)	$ 52
Weighted average number of common shares outstanding in the year (in shares)	271,000	275,000	283,000
Net earnings (loss) per share attributable to common shareholders, basic (in CAD per share)	$ (2.13)	$ (1.22)	$ 0.18
Net earnings (loss) per share attributable to common shareholders, diluted (in CAD per share)	$ (2.13)	$ (1.22)	$ 0.18